Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 7,857	$ 13,553
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	7,857
Performance share units	27,709
Total	35,566
Non-Derivative Financial Instrument [Member] | 2025 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	7,857
Total	7,857
Non-Derivative Financial Instrument [Member] | 2026 - 2027 [member]
Non-derivative financial liabilities
Performance share units	27,011
Total	27,011
Non-Derivative Financial Instrument [Member] | 2028 - 2029 [member]
Non-derivative financial liabilities
Performance share units	698
Total	$ 698